Schedule of intangible assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Indefinite-Lived Intangible Assets [Line Items]
Total	¥ 137,298	¥ 98,692
Less: impairment
Intangible assets	137,298	98,692
Micro-Lending License [Member]
Indefinite-Lived Intangible Assets [Line Items]
Total	77,760	63,760
Insurance Brokerage License [Member]
Indefinite-Lived Intangible Assets [Line Items]
Total	34,667	34,667
Multi Finance License [Member
Indefinite-Lived Intangible Assets [Line Items]
Total	19,490
Collection License [Member]
Indefinite-Lived Intangible Assets [Line Items]
Total	5,116
Factoring License [Member]
Indefinite-Lived Intangible Assets [Line Items]
Total	¥ 265	¥ 265